CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.55%
CLOSED-END FUNDS - 7.64%
CONVERTIBLE SECURITY FUNDS - 0.23%
Gabelli Convertible & Income Securities Fund Inc. (The)	20,813	$85,958
Virtus Convertible & Income Fund	55,059	825,885
Virtus Diversified Income & Convertible Fund	7,400	178,340
Virtus Equity & Convertible Income Fund	140,172	3,519,719
		4,609,902
DIVERSIFIED EQUITY - 0.95%
Eaton Vance Tax-Advantaged Dividend Income Fund	68,047	1,663,749
Gabelli Equity Trust Inc. (The)	2,200	13,398
General American Investors Company, Inc.	39,098	2,432,287
Liberty All-Star® Equity Fund	644,009	4,083,017
Liberty All-Star® Growth Fund, Inc.	518,182	2,875,910
Royce Value Trust, Inc.	457,730	7,383,184
Source Capital	11,584	521,512
		18,973,057
ENERGY MLP FUNDS - 0.12%
Kayne Anderson Energy Infrastructure Fund, Inc.	89,721	1,109,850
Neuberger Berman Energy Infrastructure and Income Fund Inc.	59,234	516,520
NXG Cushing® Midstream Energy Fund	17,774	816,715
		2,443,085
GLOBAL - 1.00%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	657,456	13,892,046
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	156,033	4,300,269
Gabelli Global Small and Mid Cap Value Trust (The)	82	1,185
GDL Fund (The)	111,193	950,689
Royce Global Value Trust, Inc.	62,974	815,513
		19,959,702
INCOME & PREFERRED STOCK - 1.60%
Calamos Strategic Total Return Fund	1,394,208	26,894,272
John Hancock Premium Dividend Fund	148,963	1,987,166
LMP Capital and Income Fund Inc.	191,882	2,979,927
		31,861,365

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 0.12%
NXG NextGen Infrastructure Income Fund	50,828	$2,477,840

OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.39%
BlackRock ESG Capital Allocation Term Trust	4,400	72,160
Columbia Seligman Premium Technology Growth Fund, Inc.	92,962	3,283,418
Eaton Vance Risk-Managed Diversified Equity Income Fund	632,299	5,684,367
Eaton Vance Tax-Managed Buy-Write Income Fund	18,607	279,105
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	197,714	2,817,425
First Trust Enhanced Equity Income Fund	67,537	1,453,396
Nuveen Core Equity Alpha Fund	116,206	1,827,920
Nuveen Dow 30SM Dynamic Overwrite Fund	303,716	4,522,331
Nuveen NASDAQ 100 Dynamic Overwrite Fund	169,125	4,644,174
Nuveen S&P 500 Buy-Write Income Fund	214,928	3,103,560
		27,687,856
REAL ESTATE - 0.28%
Cohen & Steers Quality Income Realty Fund, Inc.	323,140	4,029,556
Neuberger Berman Real Estate Securities Income Fund Inc.	304,926	984,911
Nuveen Real Estate Income Fund	62,618	512,215
		5,526,682
SECTOR EQUITY - 0.67%
abrdn Life Sciences Investors	11,300	175,263
abrdn World Healthcare Fund	424,811	5,352,618
BlackRock Health Sciences Trust	11,429	425,502
BlackRock Science and Technology Trust	78,414	3,243,203
GAMCO Global Gold, Natural Resources & Income Trust	507,307	2,615,168
John Hancock Financial Opportunities Fund	46,015	1,655,620
		13,467,374
UTILITY - 1.28%
Cohen & Steers Infrastructure Fund, Inc.	231,292	5,736,042
Gabelli Global Utility & Income Trust (The)	4,044	73,208

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITY - 1.28% (Continued)
Reaves Utility Income Fund	497,478	$19,710,078
		25,519,328

TOTAL CLOSED-END FUNDS		152,526,191

COMMON STOCKS - 86.03%
COMMUNICATION SERVICES - 9.62%
Alphabet Inc. - Class C	412,700	100,513,085
Comcast Corporation - Class A	168,500	5,294,270
Meta Platforms, Inc. - Class A	56,600	41,565,908
Netflix, Inc. *	16,800	20,141,856
T-Mobile US, Inc.	37,700	9,024,626
Verizon Communications Inc.	149,900	6,588,105
Walt Disney Company (The)	78,600	8,999,700
		192,127,550
CONSUMER DISCRETIONARY - 10.35%
Amazon.com, Inc. *	358,600	78,737,802
AutoZone, Inc. *	600	2,574,144
Booking Holdings Inc.	2,100	11,338,467
Chipotle Mexican Grill, Inc. *	27,300	1,069,887
eBay Inc.	11,800	1,073,210
General Motors Company	44,400	2,707,068
Hilton Worldwide Holdings Inc.	7,500	1,945,800
Home Depot, Inc. (The)	42,600	17,261,094
Lowe's Companies, Inc.	53,800	13,520,478
McDonald's Corporation	56,600	17,200,174
NIKE, Inc. - Class B	46,700	3,256,391
O'Reilly Automotive, Inc. *	53,100	5,724,711
Starbucks Corporation	32,500	2,749,500
Tesla, Inc. *	94,300	41,937,096
TJX Companies, Inc. (The)	38,100	5,506,974
		206,602,796
CONSUMER STAPLES - 4.75%
Coca-Cola Company (The)	181,100	12,010,552
Colgate-Palmolive Company	14,831	1,185,590
Costco Wholesale Corporation	21,500	19,901,045

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 4.75% (Continued)
Mondelēz International, Inc. - Class A	53,900	$3,367,133
Monster Beverage Corporation *	60,800	4,092,448
PepsiCo, Inc.	63,600	8,931,984
Philip Morris International Inc.	38,100	6,179,820
Procter & Gamble Company (The)	86,000	13,213,900
Target Corporation	9,600	861,120
Walmart Inc.	243,600	25,105,416
		94,849,008
ENERGY - 2.45%
Chevron Corporation	71,500	11,103,235
ConocoPhillips	17,300	1,636,407
Exxon Mobil Corporation	266,563	30,054,978
Kinder Morgan, Inc. - Class P	156,500	4,430,515
Occidental Petroleum Corporation	33,900	1,601,775
		48,826,910
FINANCIALS - 13.44%
Aflac Incorporated	15,900	1,776,030
American Express Company	24,300	8,071,488
Aon plc - Class A	17,700	6,311,466
Arthur J. Gallagher & Co.	8,000	2,477,920
Bank of America Corporation	420,300	21,683,277
Berkshire Hathaway Inc. - Class B *	60,000	30,164,400
BlackRock, Inc.	11,000	12,824,570
Charles Schwab Corporation (The)	88,100	8,410,907
Chubb Limited	22,400	6,322,400
Citigroup Inc.	152,700	15,499,050
CME Group Inc.	6,400	1,729,216
Fiserv, Inc. *	11,600	1,495,588
Goldman Sachs Group, Inc. (The)	14,800	11,785,980
Intercontinental Exchange, Inc.	26,400	4,447,872
JPMorgan Chase & Co.	112,900	35,612,047
Marsh & McLennan Companies, Inc.	26,200	5,280,086
Mastercard Incorporated - Class A	33,400	18,998,254
MetLife, Inc.	22,200	1,828,614
Moody's Corporation	14,100	6,718,368
Morgan Stanley	66,600	10,586,736

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 13.44% (Continued)
MSCI Inc.	2,500	$1,418,525
PayPal Holdings, Inc. *	59,100	3,963,246
PNC Financial Services Group, Inc.	12,500	2,511,625
Progressive Corporation (The)	15,400	3,803,030
S&P Global Inc.	16,500	8,030,715
U.S. Bancorp	63,700	3,078,621
Visa, Inc. - Class A	62,600	21,370,388
Wells Fargo & Company	143,500	12,028,170
		268,228,589
HEALTH CARE - 9.27%
Abbott Laboratories	59,000	7,902,460
AbbVie Inc.	82,900	19,194,666
Amgen Inc.	18,700	5,277,140
Boston Scientific Corporation *	51,300	5,008,419
Bristol-Myers Squibb Company	155,100	6,995,010
Cigna Group (The)	11,600	3,343,700
Danaher Corporation	64,000	12,688,640
DexCom, Inc. *	6,300	423,927
Elevance Health, Inc.	17,100	5,525,352
Eli Lilly and Company	31,700	24,187,100
Gilead Sciences, Inc.	62,900	6,981,900
Intuitive Surgical, Inc. *	10,900	4,874,807
Johnson & Johnson	16,700	3,096,514
McKesson Corporation	5,200	4,017,208
Medtronic plc	59,100	5,628,684
Merck & Co., Inc.	84,600	7,100,478
Pfizer Inc.	292,500	7,452,900
Regeneron Pharmaceuticals, Inc. *	2,500	1,405,675
Stryker Corporation	23,700	8,761,179
Thermo Fisher Scientific Inc.	43,900	21,292,378
UnitedHealth Group Incorporated	40,500	13,984,650
Vertex Pharmaceuticals Incorporated *	25,400	9,947,656
		185,090,443
INDUSTRIALS - 7.53%
3M Company	9,600	1,489,728
Automatic Data Processing, Inc.	13,300	3,903,550

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.53% (Continued)
Boeing Company (The) *	29,300	$6,323,819
Carrier Global Corporation	14,500	865,650
Caterpillar Inc.	28,700	13,694,205
Cintas Corporation	4,900	1,005,774
CSX Corporation	122,800	4,360,628
Cummins Inc.	3,400	1,436,058
Deere & Company	25,300	11,568,678
Eaton Corporation plc	25,300	9,468,525
Emerson Electric Co.	55,100	7,228,018
FedEx Corporation	4,600	1,084,726
GE Vernova Inc.	6,025	3,704,773
General Dynamics Corporation	16,400	5,592,400
General Electric Company	32,100	9,656,322
Honeywell International Inc.	28,800	6,062,400
Illinois Tool Works Inc.	36,300	9,465,588
Lockheed Martin Corporation	8,500	4,243,285
Norfolk Southern Corporation	14,800	4,446,068
PACCAR Inc.	29,400	2,890,608
Parker-Hannifin Corporation	2,000	1,516,300
Rockwell Automation, Inc.	6,800	2,376,804
RTX Corporation	76,600	12,817,478
Trane Technologies plc - Class A	3,300	1,392,468
TransDigm Group Incorporated	3,500	4,613,070
Uber Technologies, Inc. *	42,500	4,163,725
Union Pacific Corporation	30,900	7,303,833
United Parcel Service, Inc. - Class B	21,000	1,754,130
Waste Management, Inc.	26,400	5,829,912
		150,258,523
INFORMATION TECHNOLOGY - 26.13%
Accenture plc - Class A	30,400	7,496,640
Adobe Inc. *	5,500	1,940,125
Advanced Micro Devices, Inc. *	73,100	11,826,849
Analog Devices, Inc.	21,200	5,208,840
Apple Inc.	509,200	129,657,596
Applied Materials, Inc.	49,000	10,032,260
Broadcom Inc.	107,300	35,399,343

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 26.13% (Continued)
Cisco Systems, Inc.	128,900	$8,819,338
Intuit Inc.	8,600	5,873,026
Micron Technology, Inc.	8,900	1,489,148
Microsoft Corporation	233,600	120,993,120
NVIDIA Corporation	725,900	135,438,422
Oracle Corporation	96,600	27,167,784
QUALCOMM Incorporated	12,000	1,996,320
Salesforce, Inc.	46,800	11,091,600
Synopsys, Inc. *	4,900	2,417,611
Texas Instruments Incorporated	25,200	4,629,996
		521,478,018
MATERIALS - 0.57%
Air Products and Chemicals, Inc.	4,400	1,199,968
Ecolab Inc.	6,700	1,834,862
Linde plc	14,300	6,792,500
Sherwin-Williams Company (The)	4,500	1,558,170
		11,385,500
REAL ESTATE - 0.34%
American Tower Corporation - Class A	15,700	3,019,424
CBRE Group, Inc. - Class A *	11,600	1,827,696
Equinix, Inc.	1,000	783,240
Public Storage	4,300	1,242,055
		6,872,415
UTILITIES - 1.58%
Constellation Energy Corporation	10,533	3,466,094
Duke Energy Corporation	34,100	4,219,875
Exelon Corporation	62,100	2,795,121
NextEra Energy, Inc.	222,300	16,781,427
Sempra	31,500	2,834,370
WEC Energy Group, Inc.	12,300	1,409,457
		31,506,344

TOTAL COMMON STOCKS		1,717,226,096

EXCHANGE-TRADED FUNDS - 5.88%
Energy Select Sector SPDR® Fund (The)	34,800	3,109,032

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2025 (Unaudited)(Concluded)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 5.88% (Continued)
Health Care Select Sector SPDR® Fund (The)	5,300	$737,601
Industrial Select Sector SPDR® Fund (The)	234,600	36,182,358
Materials Select Sector SPDR® Fund (The)	197,400	17,690,988
Real Estate Select Sector SPDR® Fund (The)	514,100	21,659,033
Technology Select Sector SPDR® Fund (The)	134,500	37,910,170
TOTAL EXCHANGE-TRADED FUNDS		117,289,182

TOTAL EQUITY SECURITIES (cost - $1,294,333,314)		1,987,041,469

RIGHTS - 0.00% #
UTILITIES - 0.00% #
Cohen & Steers Infrastructure Fund, Inc., expires 10/16/2025 (cost - $0) *	155,892	$12,160

SHORT-TERM INVESTMENT - 0.50%
MONEY MARKET FUND - 0.50%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.04% ^ (cost - $10,070,759)	10,070,759	10,070,759

TOTAL INVESTMENTS - 100.05% (cost - $1,304,404,073)		1,997,124,388

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(1,088,136)

NET ASSETS - 100.00%		$1,996,036,252

*	Non-income producing security.
#	Percentage rounds to less than 0.1%
^	The rate shown is the 7-day effective yield as of September 30, 2025.

ETF Exchange-Traded Fund

plc Public Limited Company